Eaton Vance

Real Estate Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.5%
Hilton Worldwide Holdings, Inc.	5,208	$355,394
Marriott International, Inc., Class A	4,676	349,812

		$705,206

Real Estate Investment Trusts — 96.1%

Security	Shares	Value
Diversified, Specialty & Other — 11.7%
CoreSite Realty Corp.	5,113	$592,597
Digital Realty Trust, Inc.	4,027	559,391
Equinix, Inc.	912	569,608
National Retail Properties, Inc.	11,555	371,955
PS Business Parks, Inc.	3,366	456,160
STORE Capital Corp.	23,245	421,199
Vornado Realty Trust	8,999	325,854

		$3,296,764

Health Care — 6.4%
Healthcare Realty Trust, Inc.	15,583	$435,233
Healthpeak Properties, Inc.	19,140	456,489
Ventas, Inc.	15,738	421,778
Welltower, Inc.	10,565	483,666

		$1,797,166

Hotels & Resorts — 3.6%
Apple Hospitality REIT, Inc.	52,733	$483,561
Host Hotels & Resorts, Inc.	12,841	141,765
Sunstone Hotel Investors, Inc.	44,307	385,914

		$1,011,240

Industrial — 13.9%
Duke Realty Corp.	22,731	$736,030
EastGroup Properties, Inc.	4,944	516,549
First Industrial Realty Trust, Inc.	17,591	584,549
ProLogis, Inc.	18,510	1,487,649
Rexford Industrial Realty, Inc.	9,007	369,377
Terreno Realty Corp.	4,351	225,164

		$3,919,318

Malls and Factory Outlets — 3.4%
Simon Property Group, Inc.	17,260	$946,884

		$946,884

Multifamily — 28.1%
American Campus Communities, Inc.	9,014	$250,138
American Homes 4 Rent, Class A	28,303	656,630
AvalonBay Communities, Inc.	12,904	1,899,082
Camden Property Trust	7,875	624,015
Equity Residential	28,619	1,766,078
Essex Property Trust, Inc.	1,459	321,330
Invitation Homes, Inc.	46,670	997,338
Mid-America Apartment Communities, Inc.	13,307	1,371,020

		$7,885,631

Office — 12.9%
Boston Properties, Inc.	11,153	$1,028,641
Corporate Office Properties Trust	8,224	181,997
Cousins Properties, Inc.	26,283	769,303
Douglas Emmett, Inc.	9,092	277,397
Highwoods Properties, Inc.	20,084	711,375
Hudson Pacific Properties, Inc.	15,560	394,602
JBG Smith Properties	7,765	247,160

		$3,610,475

Self Storage — 11.3%
CubeSmart	33,052	$885,463
Extra Space Storage, Inc.	6,587	630,771
Public Storage	8,376	1,663,558

		$3,179,792

Strip Centers — 4.8%
Acadia Realty Trust	13,323	$165,072
Federal Realty Investment Trust	5,805	433,111
Kimco Realty Corp.	17,006	164,448
Regency Centers Corp.	12,159	467,270
SITE Centers Corp.	22,145	115,376

		$1,345,277

Total Real Estate Investment Trusts		$26,992,547

Total Common Stocks (identified cost $26,199,937)		$27,697,753

Exchange-Traded Funds — 0.5%

Security	Shares	Value
iShares U.S. Real Estate ETF	1,995	$138,792

Total Exchange-Traded Funds (identified cost $131,286)		$138,792

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(1)	184,284	$184,211

Total Short-Term Investments (identified cost $184,209)		$184,211

Total Investments — 99.8% (identified cost $26,515,432)		$28,020,756

Other Assets, Less Liabilities — 0.2%		$62,818

Net Assets — 100.0%		$28,083,574

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

The Fund did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $184,211, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$80,949	$1,479,394	$(1,376,130)	$—	$(2)	$184,211	$496	184,284

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$27,697,753	*	$—	$—	$27,697,753
Exchange-Traded Funds	138,792		—	—	138,792
Short-Term Investments	—		184,211	—	184,211
Total Investments	$27,836,545		$184,211	$—	$28,020,756

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.